Other Litigation, Claims, and Legal Contingencies	12 Months Ended
Dec. 31, 2025
Other Litigation, Claims, and Legal Contingencies
Other Litigation, Claims, and Legal Contingencies

(G.3) Other Litigation, Claims, and Legal Contingencies

This Note discloses information about intellectual property-related litigation and claims, competition law matters, and tax-related litigation other than income tax-related litigation (see Note (C.5)).

y Uncertainty in Context of Legal Matters

The policies outlined in Note (A.4) for customer-related provisions, which include provisions for customer-related litigation cases and claims, equally apply to our other litigation, claims, and legal contingencies disclosed in this Note.

The outcome of litigation and claims is intrinsically subject to considerable uncertainty. Management’s view of these matters may also change in the future. Actual outcomes of litigation and claims may differ from the assessments made by management in prior periods, which could result in a material impact on our business, financial position, profit, cash flows, or reputation. Most of the lawsuits and claims are of a very individual nature and claims are either not quantified by the claimants or the claim amounts quantified are, based on historical evidence, not expected to be a good proxy for the expenditure that would be required to resolve the case concerned. The specifics of the jurisdictions where most of the claims are located further impair the predictability of the outcome of the cases. Therefore, it is typically not practicable to reliably estimate the financial effect that these lawsuits and claims would have if SAP were to incur expenditure for these cases.

Further, the expected timing of any resulting outflows of economic benefits from these lawsuits and claims is typically uncertain and not estimable, as it depends generally on the duration of the legal proceedings and settlement negotiations required to resolve them.

We are subject to a variety of claims and lawsuits that arise from time to time in the ordinary course of our business, including proceedings and claims that relate to companies we have acquired. We will continue to vigorously defend the Company against all claims and lawsuits against us. For the ongoing Teradata litigation, we have recorded a provision of €387 million (€0 million as at December 31, 2024) which reflects information received on the matter after December 31, 2025, as well as after the release of SAP’s preliminary financial results for the fiscal year 2025 on January 29, 2026. The provisions recorded for the other claims and lawsuits are neither individually nor in the aggregate material to SAP as at December 31, 2025, or December 31, 2024.

Among the claims and lawsuits disclosed in this Note are the following classes:

Intellectual Property-Related Litigation

Intellectual property-related litigation and claims are cases in which third parties have threatened or initiated litigation claiming that SAP violates one or more intellectual property rights that they possess. Such intellectual property rights may include patents, copyrights, and other similar rights.

Contingent liabilities exist from intellectual property-related litigation and claims for which no provision has been recognized. Generally, it is not practicable to estimate the financial impact of these contingent liabilities due to the uncertainties around the litigation and claims, as outlined above. Based on our past experience, most of the intellectual property-related litigation and claims tend to be either dismissed in court or settled out of court for amounts significantly below the originally claimed amounts. In addition to the provision which is explained in this note, we currently believe that resolving the intellectual property-related claims and lawsuits pending as at December 31, 2025, will neither individually nor in the aggregate have a material adverse effect on our business, financial position, profit, or cash flows.

Individual cases of intellectual property-related litigation and claims include the following:

The Teradata litigation claims have been pending in the U.S. federal court since 2018 when Teradata Corporation, Teradata US, Inc. and Teradata Operations, Inc. (collectively “Teradata”) filed a civil lawsuit against SAP SE, SAP America, Inc. and SAP Labs, LLC. Teradata alleges trade secret misappropriation and U.S. antitrust violations concerning the development and commercialization of the SAP HANA database. While SAP initially secured a dismissal of these claims in 2021, a 2024 appellate ruling reinstated the case, and the U.S. Supreme Court declined to review the matter in October 2025. SAP will continue to defend itself vigorously at the jury trial scheduled for March to April 2026. We have recorded a provision of €387 million as at December 31, 2025 (2024: €0 million) which to date reflects our best estimate of the outflows relating to this litigation. The outcome of the litigation remains uncertain, and the actual liability may differ from the amount provisioned. The Company will continue to monitor the situation and adjust the provision as necessary in future reporting periods.

In 2023 and 2024, Celonis SE (together with its subsidiary Celonis USA, Inc., “Celonis”) sent letters to SAP setting out various concerns and allegations. In early 2025, SAP filed a negative declaratory judgment action in Germany denying Celonis’ allegations. In March 2025, Celonis filed a lawsuit in the U.S. federal court in California, alleging that SAP had violated U.S. antitrust and competition laws relating to SAP’s sale of products from its subsidiary Signavio, and in SAP’s communications to SAP customers and the market concerning SAP’s policies for data access. Celonis requested a preliminary injunction against SAP requiring SAP to allow Celonis to continue to use its data extraction tool, and requiring SAP to retract or correct the alleged misstatements. The parties reached an agreement on June 5, 2025, whereby Celonis withdrew its request for a preliminary injunction. While the U.S. court initially dismissed the majority of Celonis’ claims in June 2025, it allowed additional claims to proceed in October 2025 after Celonis amended its complaint. SAP subsequently filed patent counterclaims against Celonis in November 2025. The trial is currently scheduled to begin on March 8, 2027. Celonis also filed a complaint against SAP in Germany (Munich), alleging unfair competition. In addition, both SAP and Celonis have initiated several patent cases in various courts in the United States and in Germany. Additionally, SAP is currently engaged in a constructive dialogue with the German Federal Cartel Office (FCO – Bundeskartellamt) regarding a complaint raised by Celonis. We are providing the FCO with comprehensive legal and factual arguments to support SAP’s position. Celonis has stated that it will seek damages from SAP based on its various claims. At present, Celonis has not made any formal monetary demands of SAP in connection with its claims in Germany or with any patent claims. In its U.S. antitrust case, Celonis is currently seeking damages of around US$70 million (around € 60 million as of December 31, 2025).

Competition Law Claims

In September 2025, the European Commission (EC) started formal proceedings concerning SAP’s on-premise maintenance and support policies, which are based on long-established standards that are common across the global software sector. The investigation does not relate to or affect our cloud offerings. To address the EC’s concerns and to end the formal proceedings, SAP suggested remedies which were market tested by the EC in 2025 and are pending final EC approval in 2026. The suggested remedies have no effect on our financial results in 2025, and we do not anticipate that they will have a material impact on our future financial performance.

Tax-Related Litigation

We are subject to ongoing audits by domestic and foreign tax authorities. In respect of non-income taxes, we are involved in various proceedings with foreign tax authorities mainly regarding assessments and litigation matters on intercompany services. The potential amount in dispute related to these matters for all applicable years is approximately €192 million (2024: €274 million) in total (including related interest expenses and penalties of €127 million (2024: €150 million)). We have not recorded a provision for these matters, as we believe that we will prevail. The year-over-year decrease mainly resulted from a recent change in case law. This caused an increase of other taxes by €98 million negatively affecting SAP’s operating profit and a compensating benefit in SAP’s income tax expense in the third quarter of 2025.

For more information about our income tax-related litigation, see Note (C.5).